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                     SUPPLEMENT DATED OCTOBER 15, 2004 TO

                      PROSPECTUS DATED APRIL 30, 2004 FOR

             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                     GE LIFE AND ANNUITY ASSURANCE COMPANY

                                  THROUGH ITS

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.

The Portfolios provision of the Subaccounts section in your prospectus is amended as follows:

   Effective October 15, 2004 the INVESCO VIF -- Technology Fund -- Series I Shares, a portfolio of the AIM Variable Insurance Funds will be renamed the AIM V.I. Technology Fund -- Series I Shares and the INVESCO VIF -- Utilities Fund -- Series I Shares will be renamed the AIM V.I. Utilities
   Fund -- Series I Shares, also a portfolio of the AIM Variable Insurance
   Funds.

   This change affects all references found in your prospectus.

   Please refer to the prospectus and any prospectus supplements for AIM Variable Insurance Funds. for additional information.